EMPLOYEES' RETIREMENT PLANS	12 Months Ended
Jul. 31, 2025
Retirement Benefits [Abstract]
EMPLOYEES' RETIREMENT PLANS

6. EMPLOYEES’ RETIREMENT PLANS:

The Company sponsors a non-contributory Money Purchase Plan covering substantially all of its non-union employees. Operations were charged $442,666 and $493,263 as contributions to the Plan for fiscal years 2025 and 2024, respectively.

MULTI-EMPLOYER PLAN:

The Company contributes to a union sponsored multi-employer pension plan covering its union employees. The Company contributions to the pension plan for the years ended July 31, 2025 and 2024 were $89,396 and $94,110, respectively. Contributions and costs are determined in accordance with the provisions of negotiated labor contracts or terms of the plan. The Company also contributes to a union sponsored health benefit plan.

CONTINGENT LIABILITY FOR PENSION PLANS:

Information as to the Company’s portion of accumulated plan benefits and plan assets is not reported separately by the pension plan. Under the Employee Retirement Income Security Act, upon withdrawal from a multi-employer benefit plan, an employer is required to continue to pay its proportionate share of the plan’s unfunded vested benefits, if any. Any liability under this provision cannot be determined: however, the Company has not made a decision to withdraw from the plan.

Information for contributing employer’s participation in the multi-employer plan:

Legal name of Plan	United Food and Commercial Workers Local 888 Pension Fund
Employer identification number:	13-6367793
Plan number:	001
Date of most recent Form 5500:	December 31, 2024
Certified zone status:	Critical and declining status
Status determination date:	January 1, 2024
Plan used extended amortization provisions in status calculation:	Yes
Minimum required contribution:	Yes
Employer contributing greater than 5% of Plan contributions for year ended December 31, 2023:	Yes
Rehabilitation plan implemented:	Yes
Employer subject to surcharge:	Yes
Contract expiration date:	November 30, 2025

Under the pension fund’s rehabilitation plan expiring November 30, 2025, the Company agreed to pay a minimum contribution rate equal to 20.50% of each covered employee’s pay. The contract also covers rates of pay, hours of employment and other conditions of employment for approximately 21% of the Company’s 28 employees. The Company considers that its labor relations with its employees and union are good.